Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - September | iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $2.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	91.30%
Innovator U.S. Small Cap Power Buffer ETF™ - September | iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $220.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.00%
Innovator U.S. Small Cap Power Buffer ETF™ - September | iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $257.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Small Cap Power Buffer ETF™ - September | iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $187.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.50%)